February 25, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Principal Variable Contracts Funds, Inc.
File No. 333-201662

Ladies and Gentlemen:

On behalf of Principal Variable Contracts Funds, Inc. (the "Fund"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 the Fund's definitive proxy statement/prospectus materials relating to the above-referenced registration statement.

Please call me or Jennifer A. Mills of this office at 515-235-9154 if you have any questions.

Sincerely

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.
515-235-9328

AUS/ka

Enclosures